INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Financial costs
Interest expenses with the Parent (Note 15)		$ (61,691)		$ (255,816)
Interest expenses	$ (6,156,351)	(6,661,877)	$ (18,500,586)	(16,656,789)
Financial commissions	49,696	(511,784)	(2,199,702)	(1,800,597)
Financial costs	(6,106,655)	(7,235,352)	(20,700,288)	(18,713,202)
Other financial results
Exchange differences generated by assets	(4,740,534)	(5,318,937)	(7,037,588)	(17,368,288)
Exchange differences generated by liabilities	4,498,458	4,133,443	4,755,094	25,808,288
Changes in fair value of financial assets or liabilities and other financial results	(321,496)	3,799,295	(1,080,142)	(9,928,530)
Net gain of inflation effect on monetary items	139,899	242,208	187,045	1,008,343
Other financial results	$ (423,673)	$ 2,856,009	$ (3,175,591)	$ (480,187)